Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of revenues from transactions with related parties	$ 115,993	$ 67,653	$ 36,487
Share-based compensation expense included in:
Share-based compensation expense	14,204	23,723	12,861
Cost of revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	669	540	171
Research and development [Member]
Operating expenses from transactions with related parties	7,635	8,233	6,619
Share-based compensation expense included in:
Share-based compensation expense	10,313	16,470	5,615
Sales and marketing [Member]
Operating expenses from transactions with related parties	2,123	3,010	3,788
Share-based compensation expense included in:
Share-based compensation expense	1,327	4,299	1,816
General and administrative [Member]
Operating expenses from transactions with related parties	367	131	81
Share-based compensation expense included in:
Share-based compensation expense	1,895	2,414	5,259
Search and search-related advertising [Member]
Revenues from transactions with related parties	32,735	10,461	6,273
Other [Member]
Revenues from transactions with related parties	$ 9,137	$ 5,486	$ 2,449